Summary of Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Purchased software CNY	Dec. 31, 2013 Purchased software CNY	Dec. 31, 2014 Purchased software USD ($)	Dec. 31, 2014 Radio Spectrum License CNY	Dec. 31, 2013 Radio Spectrum License CNY	Dec. 31, 2014 Radio Spectrum License USD ($)	Dec. 31, 2014 Network Use Right CNY	Dec. 31, 2013 Network Use Right CNY	Dec. 31, 2014 Network Use Right USD ($)	Dec. 31, 2014 Contract Backlog CNY		Dec. 31, 2013 Contract Backlog CNY		Dec. 31, 2014 Contract Backlog USD ($)		Dec. 31, 2014 Customer Relationships CNY		Dec. 31, 2013 Customer Relationships CNY		Dec. 31, 2014 Customer Relationships USD ($)		Dec. 31, 2014 Licenses CNY		Dec. 31, 2013 Licenses CNY		Dec. 31, 2014 Licenses USD ($)		Dec. 31, 2014 Supplier Relationships CNY		Dec. 31, 2013 Supplier Relationships CNY		Dec. 31, 2014 Supplier Relationships USD ($)		Dec. 31, 2014 Trade Names CNY		Dec. 31, 2013 Trade Names CNY		Dec. 31, 2014 Trade Names USD ($)		Dec. 31, 2014 Platform Software CNY		Dec. 31, 2013 Platform Software CNY		Dec. 31, 2014 Platform Software USD ($)		Dec. 31, 2014 Non - Complete Agreement CNY		Dec. 31, 2013 Non - Complete Agreement CNY		Dec. 31, 2014 Non - Complete Agreement USD ($)		Dec. 31, 2014 Favorable Contract CNY		Dec. 31, 2013 Favorable Contract CNY		Dec. 31, 2014 Favorable Contract USD ($)		Dec. 31, 2014 Internal Use Software CNY	Dec. 31, 2013 Internal Use Software CNY	Dec. 31, 2014 Internal Use Software USD ($)	Dec. 31, 2014 Property management relationship CNY		Dec. 31, 2013 Property management relationship CNY		Dec. 31, 2014 Property management relationship USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		336,889	303,909		22,773	13,527	$ 10,803	104,013	115,306	$ 15,453	18,834	19,833	$ 2,874	956	[1]	1,529	[1]	$ 5,079	[1]	52,870	[1]	37,635	[1]	$ 109,182	[1]	3,159	[1]	1,213	[1]	$ 2,866	[1]	93,287	[1]	93,554	[1]	$ 22,726	[1]	11,985	[1]	13,005	[1]	$ 36,924	[1]	15,411	[1]	8,307	[1]	$ 1,867	[1]	1,250	[1]	0	[1]	$ 3,900	[1]	32	[1]	0	[1]	$ 0	[1]	12,319	0	$ 1,588	0	[1]	0	[1]	$ 13,095	[1]
Additions		1,203,774	95,273		64,778	13,934		0	0		0	0		34,259	[1]	4,320	[1]			673,227	[1]	27,770	[1]			15,412	[1]	2,160	[1]			68,042	[1]	14,950	[1]			227,014	[1]	0	[1]			0	[1]	10,250	[1]			26,970	[1]	1,500	[1]			0	[1]	6,500	[1]			7,199	13,889		86,873	[1]	0	[1]
Disposals		(9,993)	(42)		(8,662)	(42)		0	0		0	0		0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			(1,331)	0		0	[1]	0	[1]
Foreign currency translation difference		1,452	(3,348)		1,025	0		427	(3,348)		0	0		0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	[1]	0	[1]			0	0		0	[1]	0	[1]
Amortization expense	(20,577)	(127,669)	(58,903)	(35,377)	(12,882)	(4,646)		(8,560)	(7,945)		(1,000)	(999)		(3,701)	[1]	(4,893)	[1]			(48,666)	[1]	(12,535)	[1]			(786)	[1]	(214)	[1]			(20,325)	[1]	(15,217)	[1]			(9,902)	[1]	(1,020)	[1]			(3,829)	[1]	(3,146)	[1]			(4,022)	[1]	(250)	[1]			(32)	[1]	(6,468)	[1]			(8,333)	(1,570)		(5,631)	[1]	0	[1]
Ending Balance	$ 226,357	1,404,453	336,889	303,909	67,032	22,773	$ 10,803	95,880	104,013	$ 15,453	17,834	18,834	$ 2,874	31,514	[1]	956	[1]	$ 5,079	[1]	677,431	[1]	52,870	[1]	$ 109,182	[1]	17,785	[1]	3,159	[1]	$ 2,866	[1]	141,004	[1]	93,287	[1]	$ 22,726	[1]	229,097	[1]	11,985	[1]	$ 36,924	[1]	11,582	[1]	15,411	[1]	$ 1,867	[1]	24,198	[1]	1,250	[1]	$ 3,900	[1]	0	[1]	32	[1]	$ 0	[1]	9,854	12,319	$ 1,588	81,242	[1]	0	[1]	$ 13,095	[1]

[1]	Acquired in the acquisitions of subsidiaries